Intangible Assets (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Cost
Beginning Balance	₪ 5,840		₪ 13,073
Acquisitions or additions from independent development	220		227
Disposals	(12)		(48)
Ending Balance	4,227	[1]	5,840
Amortization and impairment losses
Beginning Balance	7,412		6,539
Amortization for the year	542		786
Impairment losses	1,279		129
Disposals			(42)
Ending Balance	9,233		7,412
Carrying amounts
Beginning Balance	5,840		6,534
Ending Balance	4,227		5,840
Goodwills [Member]
Cost
Beginning Balance	3,066		3,066
Acquisitions or additions from independent development
Disposals
Ending Balance	3,066		3,066
Amortization and impairment losses
Beginning Balance	129
Amortization for the year
Impairment losses	659		129
Disposals
Ending Balance	788		129
Carrying amounts
Beginning Balance	2,937		3,066
Ending Balance	2,278		2,937
Computer Softwares [Member]
Cost
Beginning Balance	2,006		1,779
Acquisitions or additions from independent development	220		227
Disposals	(12)
Ending Balance	2,214		2,006
Amortization and impairment losses
Beginning Balance	1,456		1,238
Amortization for the year	226		218
Impairment losses	104
Disposals
Ending Balance	1,786		1,456
Carrying amounts
Beginning Balance	550		541
Ending Balance	428		550
Right Of Use Asset [Member]
Cost
Beginning Balance	480		480
Acquisitions or additions from independent development
Disposals
Ending Balance	480		480
Amortization and impairment losses
Beginning Balance	271		242
Amortization for the year	20		29
Impairment losses
Disposals
Ending Balance	291		271
Carrying amounts
Beginning Balance	209		238
Ending Balance	189		209
Customer Related Intangible Asset [Member]
Cost
Beginning Balance	7,479		7,479
Acquisitions or additions from independent development
Disposals
Ending Balance	7,479		7,479
Amortization and impairment losses
Beginning Balance	5,356		4,826
Amortization for the year	290		530
Impairment losses	505
Disposals
Ending Balance	6,151		5,356
Carrying amounts
Beginning Balance	2,123		2,653
Ending Balance	1,328		2,123
Other Intangible Asset [Member]
Cost
Beginning Balance	221		269
Acquisitions or additions from independent development
Disposals			(48)
Ending Balance	221		221
Amortization and impairment losses
Beginning Balance	200		233
Amortization for the year	6		9
Impairment losses	11
Disposals			(42)
Ending Balance	217		200
Carrying amounts
Beginning Balance	21		36
Ending Balance	₪ 4		₪ 21

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.